Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 4) (Variable annuities, USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Variable annuity contracts with guarantees
Account balances of separate accounts with guarantees, invested in equity, fixed income and balanced mutual funds	$ 5,540,000,000	$ 6,940,000,000
Account balances of separate accounts with guarantees, invested in money market mutual funds	837,000,000	1,090,000,000
In the event of death
Variable annuity contracts with guarantees
Separate account value in the event of death	6,372,000,000	8,029,000,000
Net amount at risk in the event of death	1,502,000,000	1,402,000,000
Average attained age of contractholders (in years)	66	66
Liability for guarantees related to income benefits
Variable annuity contracts with guarantees
Separate account value at annuitization	1,489,000,000	1,945,000,000
Net amount at risk at annuitization	574,000,000	580,000,000
Weighted average waiting period until annuitization or guarantee date (in years)	1	2
For cumulative periodic withdrawals
Variable annuity contracts with guarantees
Separate account value	587,000,000	735,000,000
Net amount at risk	27,000,000	21,000,000
Accumulation at specified dates
Variable annuity contracts with guarantees
Separate account value	906,000,000	1,100,000,000
Net amount at risk	$ 78,000,000	$ 64,000,000
Weighted average waiting period until annuitization or guarantee date (in years)	6	7